Contents of Significant Accounts - Deferred Government Grants (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 8,543,798	$ 10,207,109
Arising during the period	174,352	2,498,990
Other operating income	(4,164,189)	(4,069,055)
Exchange effect	123,483	(93,246)
Ending balance	4,677,444	8,543,798
Current (classified under other current liabilities)	2,681,842	4,096,742
Non-current (classified under other noncurrent liabilities)	1,995,602	4,447,056
Total	$ 4,677,444	$ 8,543,798